Commitments and Contingencies - Gross charter revenue expected to be generated from fixed and non-cancelable time charter contracts (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
Year 1	$ 128,295
Year 2	11,413
Total	$ 139,708